UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM l3F COVERPAGE



Report for the Calendar Year or Quarter Ended:   3/31/07
                                                 -
Check here if Amendment [   ]; Amendment Number:  _______

     This Amendment (Check only one.): [ ] is a restatement.

                                       [x] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:  Income Research & Management

Address:  100 Federal Street,

                 31st Floor
                 Boston, MA 02110


Form l3F File Number: 28-10329


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:  Christina Gaughran

Title: Vice President

Phone: (617) 330-9333


Signature, Place, and Date of Signing:



 Christina Gaughran                    Boston, MA                 5/2/2007
 -
     [Signature]                      [City, State]                [Date]


Report Type (Check only one.):

[x] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] l3FNOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] l3F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:     0


Form 13F Information Table Entry Total:    50
                                        -

Form 13F Information Table Value Total:  309,971
                                        -
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form l3F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


None

                                                                                                                       COLUMN 8
COLUMN 1              COLUMN 2               COLUMN 3       COLUMN 4    COLUMN 5             COLUMN 6   COLUMN 7   VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CLASS         CUSIP        MARKET Value  SHRS OR   SH/  PUT/ INVESTMENT   OTHER    ------------------
                                                                                            DISCRETION  MANAGERS  SOLE  SHARED  NONE
INTEL CORP            SDCV 2.950%12/1        458140AD2       1,638       1,875    PRN   C      Sole       None     0      0     NONE
ISHARES MSCI EAFE
  INDEX FUND          TR MSCI EAFE           464287465         202       2,650     SH          Sole       None     0      0     NONE
ISHARES RUSSEL 2000   TR RUSSELL 20          464287655         429       5,400     SH          Sole       None     0      0     NONE
LEHMAN-CENDANT        NOTE 1.000%11/1        524908MP2       5,494       6,365     SH          Sole       None     0      0     NONE
LOCKHEED MARTIN       DBCV 8/1               539830AP4      10,701       7,685    PRN   P      Sole       None     0      0     NONE
LOWES COMPANIES       NOTE 0.861%10/1        548661CG0      13,776      12,538    PRN   P      Sole       None     0      0     NONE
MARSH MACLEN          COM                    571748102         952      32,500     SH          Sole       None     0      0     NONE
MATTEL                COM                    577081102.00      252       9,152     SH          Sole       None     0      0     NONE
MEDTRONIC INC         NOTE 1.500             585055AL0      12,703      12,340    PRN          Sole       None     0      0     NONE
MERCK                 COM                    589331107         375       8,500     SH          Sole       None     0      0     NONE
MERRILL               NOTE                   590188W46      15,640      12,895    PRN   P      Sole       None     0      0     NONE
MILACRON INC          COM                    598709103          36      55,172     SH          Sole       None     0      0     NONE
MOTOROLA              COM                    620076109         283      16,000     SH          Sole       None     0      0     NONE
SPRINT                INC NOTE 5.250         65332VAY9      12,525      12,480    PRN          Sole       None     0      0     NONE
PPL ENERGY            NOTE 2.625             69352JAE7       9,247       5,600    PRN   P      Sole       None     0      0     NONE
PFIZER INC            COM                    717081103         303      12,000     SH          Sole       None     0      0     NONE
PRUDENTIAL FINANCE    FRNT 11/1 ADDED        744320AC6      10,857      10,525    PRN   R      Sole       None     0      0     NONE
QWEST COMMUNICATIONS  COM                    749121109         270      30,000     SH          Sole       None     0      0     NONE
RITE AID              COM                    767754104          55       9,500     SH          Sole       None     0      0     NONE
SALLIE MAE            DBCV 2-Jul             78442PAC0      20,572      20,455    PRN   R      Sole       None     0      0     NONE
SCHLUMBERGER SER B    DBCV 2.125% Jun-00     806857AD0       6,618       3,740    PRN   P      Sole       None     0      0     NONE
SOLECTRON             COM                    834182107          49      15,500     SH          Sole       None     0      0     NONE
BERKSHIRE H.          CL A                   084670108         545           5     SH          Sole       None     0      0     NONE
SUN MICROSYSTEMS      COM                    866810104         102      17,000     SH          Sole       None     0      0     NONE
TEVA PHARM FIN C      DBCV 0.250% 2/0        88163VAE9       9,082       9,275    PRN   P      Sole       None     0      0     NONE
MMM COMPANY           NOTE 11/2              88579YAB7      15,094      16,635    PRN   P      Sole       None     0      0     NONE
TRAVELERS (sh)        NT CV JR 2032          89420G307      16,258     637,550     SH          Sole       None     0      0     NONE
TRI CONTINENTAL       COM                    895436103         127       5,606     SH          Sole       None     0      0     NONE
US BANCORP            DBCV 2-Sep             902973AQ9       1,885       1,880    PRN   P      Sole       None     0      0     NONE
WACHOVIA CORP         COM                    929903102          44         800     SH          Sole       None     0      0     NONE
WASTE MANAGEMENT      COM                    94106L109         439      12,750     SH          Sole       None     0      0     NONE
WEINGARTEN RLTY       NOTE 3.950% Aug-00     948741AF0       2,813       2,580    PRN          Sole       None     0      0     NONE
WELLS FARGO           DBCV 5/0               949746FA4      22,130      22,000    PRN   R      Sole       None     0      0     NONE
BOEING                COM                    097023105         958      10,775     SH          Sole       None     0      0     NONE
WYETH                 DBCV 1/1               983024AD2      17,539      16,295    PRN   P      Sole       None     0      0     NONE
ENTERCOM COMM         CL A                   293639100         197       7,000     SH          Sole       None     0      0     NONE
AMGEN INC             NOTE 0.125% 2/0        031162AN0      18,672      20,430     SH          Sole       None     0      0     NONE
DIAMOND OFFSHORE
  DRILLING            DBCV 1.500% 1-Apr      25271CAE2       3,216       1,950    PRN   P      Sole       None     0      0     NONE
DUKE ENERGY           NOTE 1.750% 1-May      264399EJ1       6,513       6,535    PRN   P      Sole       None     0      0     NONE
GENERAL MOTORS (sh)   DEB SR CONV B          370442733       3,064     147,650     SH   P      Sole       None     0      0     NONE
WALT DISNEY           NOTE 2.125% 4/1        254687AU0      22,232      18,245    PRN   P      Sole       None     0      0     NONE
COMCAST CORP          CL A                   20030N101         214       8,250     SH          Sole       None     0      0     NONE
CITIGROUP             COM                    172967101       1,288      25,080     SH          Sole       None     0      0     NONE
DOMINION RESOURCES    NOTE 2.125%12/1        25746UAT6       6,094       5,005    PRN   P      Sole       None     0      0     NONE
EMC CORP              NOTE 1.750%12/0 ADDED  268648AK8         664         615    PRN          Sole       None     0      0     NONE
CORNING               COM                    219350105         177       7,800     SH          Sole       None     0      0     NONE
JOHNSON & JOHNSON     SDCV 7/2               02261WAB5       8,962      10,830    PRN   P      Sole       None     0      0     NONE
CAMERON INTL          NOTE 2.500% 6/1        13342BAB1       5,660       4,885    PRN   P      Sole       None     0      0     NONE
CSX CORP              DBCV                   126408GA5       6,653       4,665    PRN   P      Sole       None     0      0     NONE
BRISTOL-MYER          DBCV 9/1               110122AN8      16,369      16,210    PRN   P      Sole       None     0      0     NONE
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